DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 21, 2017	Jun. 30, 2016
Document And Entity Information [Line Items]
Entity Registrant Name	Sempra Energy
Entity Central Index Key	0001032208
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		250,543,688
Entity Public Float			$ 28,400,000,000
Trading Symbol	SRE
San Diego Gas and Electric Company [Member]
Document And Entity Information [Line Items]
Entity Public Float			0
Southern California Gas Company [Member]
Document And Entity Information [Line Items]
Entity Public Float			$ 0